Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 814,432,000		S/ 804,832,000
Ending balance	967,293,000		814,432,000	S/ 804,832,000
Net book value	967,293,000		814,432,000	804,832,000
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions | $		$ 34,683,000
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	228,914,000
Net book value	228,914,000
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	301,517,000
Net book value	301,517,000
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	247,111,000
Net book value	247,111,000
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	349,000
Net book value	349,000
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	51,656,000
Net book value	51,656,000
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	137,113,000
Net book value	137,113,000
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	633,000
Net book value	633,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,073,738,000		1,992,426,000	1,864,977,000
Additions	351,192,000		210,579,000	183,546,000
Transfer (to) from investment property	4,724,000			12,193,000
Disposals, write-offs and others	(64,321,000)		(129,267,000)	(68,290,000)
Ending balance	2,365,333,000		2,073,738,000	1,992,426,000
Net book value	2,365,333,000		2,073,738,000	1,992,426,000
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	116,909,000
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,594,000
Additions	116,909,000
Transfer (to) from investment property	1,291,000
Disposals, write-offs and others	(880,000)
Ending balance	228,914,000		111,594,000
Net book value	228,914,000		111,594,000
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	617,276,000
Additions	14,576,000
Transfers	19,871,000
Transfer (to) from investment property	3,433,000
Disposals, write-offs and others	(6,176,000)
Ending balance	648,980,000		617,276,000
Net book value	648,980,000		617,276,000
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	919,197,000
Additions	125,796,000
Transfers	8,404,000
Disposals, write-offs and others	(33,621,000)
Ending balance	1,019,776,000		919,197,000
Net book value	1,019,776,000		919,197,000
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,548,000
Disposals, write-offs and others	(248,000)
Ending balance	1,300,000		1,548,000
Net book value	1,300,000		1,548,000
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36,340,000
Additions	44,154,000
Transfers	(28,275,000)
Disposals, write-offs and others	(563,000)
Ending balance	51,656,000		36,340,000
Net book value	51,656,000		36,340,000
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	371,986,000
Additions	48,851,000
Disposals, write-offs and others	(22,492,000)
Ending balance	398,345,000		371,986,000
Net book value	398,345,000		371,986,000
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,797,000
Additions	906,000
Disposals, write-offs and others	(341,000)
Ending balance	16,362,000		15,797,000
Net book value	16,362,000		15,797,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,259,306,000)		(1,187,594,000)	(1,073,545,000)
Depreciation of the year	(189,819,000)		(158,756,000)	(156,023,000)
Transfer (to) from investment property	276,000
Disposals, write-offs and others	50,809,000		87,044,000	41,974,000
Ending balance	(1,398,040,000)		(1,259,306,000)	(1,187,594,000)
Net book value	(1,398,040,000)		(1,259,306,000)	S/ (1,187,594,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(329,538,000)
Depreciation of the year	(20,828,000)
Transfer (to) from investment property	276,000
Disposals, write-offs and others	2,627,000
Ending balance	(347,463,000)		(329,538,000)
Net book value	(347,463,000)		(329,538,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(680,946,000)
Depreciation of the year	(121,589,000)
Disposals, write-offs and others	29,870,000
Ending balance	(772,665,000)		(680,946,000)
Net book value	(772,665,000)		(680,946,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(978,000)
Depreciation of the year	(189,000)
Disposals, write-offs and others	216,000
Ending balance	(951,000)		(978,000)
Net book value	(951,000)		(978,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(232,123,000)
Depreciation of the year	(46,865,000)
Disposals, write-offs and others	17,756,000
Ending balance	(261,232,000)		(232,123,000)
Net book value	(261,232,000)		(232,123,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,721,000)
Depreciation of the year	(348,000)
Disposals, write-offs and others	340,000
Ending balance	(15,729,000)		(15,721,000)
Net book value	S/ (15,729,000)		S/ (15,721,000)